UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22762

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated
(Exact name of registrant as specified in charter)

301 E. Colorado Boulevard, Suite 720
Pasadena, CA 91101
(Address of principal executive offices) (Zip code)

R. Eric Chadwick
Flaherty & Crumrine Incorporated
301 E. Colorado Boulevard, Suite 720
Pasadena, CA 91101
(Name and address of agent for service)

Registrant's telephone number, including area code:  626-795-7300

Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

FLAHERTY & CRUMRINE DYNAMIC PREFERRED AND INCOME FUND

To the Shareholders of Flaherty & Crumrine Dynamic Preferred and Income Fund (“DFP”):

Preferreds performed well in the third fiscal quarter1, bringing total return for the year just back into positive territory. While these returns have not kept pace with returns in recent years, preferreds continue to outperform certain areas of the fixed income market. Total return2 on net asset value (“NAV”) was 2.6% for the quarter, and 0.0% for the first nine months of fiscal 2018. Total return on market price over the same periods was 8.4% and -2.4%, respectively.

By most accounts, it has been a challenging year for corporate bond investments. As the current economic cycle has matured, interest rates rose modestly and credit spreads gradually widened. The yield curve flattened as the Federal Reserve methodically raised its benchmark rate while the long end of the Treasury yield curve moved up only modestly given a limited increase in broad-based inflation and subdued expectations for long-term economic growth. Over the first nine months of the Fund’s fiscal year, the Bloomberg Barclays U.S. Aggregate Index returned -0.5%, while the Bloomberg Barclays Long U.S. Credit Index returned -2.7%.

Preferreds outperformed these fixed-income benchmarks for a few key reasons. First, duration is moderate for many preferreds – and for the Fund’s portfolio specifically. We won’t repeat the merits of fixed-to-float preferreds here, but as previously discussed they offer attractive yields with intermediate duration. Owning both fixed-rate and fixed-to-float preferreds allows for management of portfolio duration despite the long-term nature of the Fund’s investments.

Second, an issuer’s preferreds generally yield more than its corporate bonds. The Fund’s strategy is to identify investment-grade issuers and invest down the capital structure (into preferreds) to earn extra yield for what is, in most cases, similar default risk. For issuers with solid credit quality, preferreds have consistently outperformed corporate bonds over a credit cycle. Over time, higher yields can make up for a lot of principal change and dampen effects of higher interest rates.

Outperformance of preferreds over other fixed income securities has been even better when considered after-tax. If shareholders missed our discussion on taxes in the semi-annual report dated May 31, 2018, we encourage a read. Most preferreds offer tax-advantaged income, which further enhances the extra yield earned for subordination (i.e. being lower in the capital structure than senior debt).

We believe the case for preferreds as an income investment remains largely intact, with a combination of higher relative yields, tax advantages, and benign credit conditions. Returns may be bumpy as markets navigate a late-cycle economy (albeit one that’s currently showing few signs of weakness) and an active Federal Reserve. For fixed-income investors, however, preferreds’ combination of credit quality, intermediate duration and yield should remain attractive.

Sincerely,

The Flaherty & Crumrine Portfolio Management Team

September 30, 2018

1 June 1, 2018 – August 31, 2018

2 Following the methodology required by the Securities and Exchange Commission, total return assumes dividend reinvestment.

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated PORTFOLIO OVERVIEW August 31, 2018 (Unaudited)

Fund Statistics
Net Asset Value	$24.87
Market Price	$24.41
Discount	1.85%
Yield on Market Price	7.28%
Common Stock Shares Outstanding	19,161,549

Security Ratings**	% of Net Assets†
A	0.2%
BBB	48.9%
BB	36.7%
Below “BB”	2.1%
Not Rated***	9.9%

Portfolio Rating Guidelines	% of Net Assets†
Security Rated Below Investment Grade By All****	39.1%
Issuer or Senior Debt Rated Below Investment Grade by All*****	2.8%

**Ratings are from Moody’s Investors Service, Inc. “Not Rated” securities are those with no ratings available from Moody’s.

***Excludes common stock and money market fund investments and net other assets and liabilities of 2.2%.

****Security rating below investment grade by all of Moody’s, Standard & Poor’s, and Fitch Ratings.

*****Security rating and issuer’s senior unsecured debt or issuer rating are below investment grade by all of Moody’s, S&P, and Fitch. The Fund’s investment policy currently limits such securities to 20% of Net Assets.

Industry Categories*	% of Net Assets†

Utilities 3.7%
Communication 0.5%
REITs 0.0%
Energy 7.6%
Other 4.2%
Insurance 21.5%
Banking & Financial Services 62.5%

*Categories may not sum to 100% due to rounding.

Top 10 Holdings by Issuer	% of Net Assets†
Citigroup Inc	4.8%
Morgan Stanley	4.5%
PNC Financial Services Group Inc	4.1%
MetLife Inc	4.0%
Liberty Mutual Group	3.4%
JPMorgan Chase & Co	3.2%
LLoyds Banking Group PLC	2.9%
HSBC PLC	2.8%
Fifth Third Bancorp	2.8%
Enbridge Energy Partners	2.7%

% of Net Assets******†
Holdings Generating Qualified Dividend Income (QDI) for Individuals	64%
Holdings Generating Income Eligible for the Corporate Dividends Received Deduction (DRD)	46%

******This does not reflect year-end results or actual tax categorization of Fund distributions. These percentages can, and do, change, perhaps significantly, depending on market conditions. Investors should consult their tax advisor regarding their personal situation.

†Net Assets includes assets attributable to the use of leverage.

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated PORTFOLIO OF INVESTMENTS August 31, 2018 (Unaudited)

Shares/$ Par	Value

Preferred Securities§ — 95.5%
Banking — 59.6%

$1,738,000	Australia & New Zealand Banking Group Ltd., 6.75% to 06/15/26 then ISDA5 + 5.168%, 144A****	$1,807,520	**(2)
$7,000,000	Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27 then SW5 + 3.87%	6,191,990	**(1)(2)
$1,660,000	Banco Mercantil del Norte SA, 7.625% to 01/06/28 then T10Y + 5.353%, 144A****	1,692,370	**(2)
	Bank of America Corporation:
40,000	6.00%, Series EE	1,043,600	*
$4,760,000	5.875% to 03/15/28 then 3ML + 2.931%, Series FF	4,765,950	*(1)
$1,800,000	6.30% to 03/10/26 then 3ML + 4.553%, Series DD	1,930,500	*(1)
$9,107,000	6.50% to 10/23/24 then 3ML + 4.174%, Series Z	9,835,560	*(1)
	Barclays Bank PLC:
$3,120,000	7.75%, to 09/15/23 then SW5 + 4.842%	3,155,256	**(2)
$8,378,000	7.875% to 03/15/22 then SW5 + 6.772%, 144A****	8,717,552	**(1)(2)
	BNP Paribas:
$1,300,000	7.00%, to 08/16/28 then SW5 + 3.98%, 144A****	1,303,250	**(2)
$11,200,000	7.375% to 08/19/25 then SW5 + 5.15%, 144A****	11,807,600	**(1)(2)
$2,000,000	7.625% to 03/30/21 then SW5 + 6.314%, 144A****	2,130,000	**(2)
	Capital One Financial Corporation:
3,645	6.00%, Series B	93,512	*
25,700	6.00%, Series H	676,553	*
66,679	6.70%, Series D	1,759,325	*(1)
	Citigroup, Inc.:
$1,400,000	5.95% to 05/15/25 then 3ML + 3.905%, Series P	1,427,580	*
1,191,837	6.875% to 11/15/23 then 3ML + 4.13%, Series K	33,198,620	*(1)
24,371	7.125% to 09/30/23 then 3ML + 4.04%, Series J	693,477	*
$5,000,000	Citizens Financial Group, Inc., 5.50% to 04/06/20 then 3ML + 3.96%, Series A	5,117,500	*(1)
	CoBank ACB:
38,100	6.20% to 01/01/25 then 3ML + 3.744%, Series H, 144A****	4,076,700	*
3,450	6.25% to 10/01/22 then 3ML + 4.557%, Series F, 144A****	360,525	*
$550,000	6.25% to 10/01/26 then 3ML + 4.66%, Series I, 144A****	585,750	*
7,000	Compeer Financial ACA, 6.75% to 08/15/23 then 3ML + 4.58%, 144A****	7,525,000	*
$915,000	Credit Agricole SA, 7.875% to 01/23/24 then SW5 + 4.898%,144A****	973,281	**(2)
724,983	Fifth Third Bancorp, 6.625% to 12/31/23 then 3ML + 3.71%, Series I	20,259,650	*(1)
5,000	First Horizon National Corporation, 6.20%, Series A	127,783	*
	Goldman Sachs Group:
54,609	6.30%, Series N	1,460,791	*
$2,000,000	5.00% to 11/10/22 then 3ML + 2.874%, Series P	1,896,984	*(1)
10,000	5.50% to 05/10/23 then 3ML + 3.64%, Series J	262,550	*
531,522	6.375% to 05/10/24 then 3ML + 3.55%, Series K	14,473,344	*(1)
	HSBC Holdings PLC:
$1,000,000	6.00% to 05/22/27 then ISDA5 + 3.746%	971,300	**(1)(2)
$9,025,000	6.50% to 03/23/28 then ISDA5 + 3.606%	8,844,500	**(1)(2)
$3,988,000	6.875% to 06/01/21 then ISDA5 + 5.514%	4,162,475	**(1)(2)
$4,458,000	HSBC Capital Funding LP, 10.176% to 06/30/30 then 3ML + 4.98%, 144A****	6,653,565	(1)(2)

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) August 31, 2018 (Unaudited)

Shares/$ Par	Value

Preferred Securities — (Continued)
Banking — (Continued)

	Huntington Bancshares, Inc.:
332,000	6.25%, Series D	$8,824,560	*(1)
$3,200,000	5.70% to 04/15/23 then 3ML + 2.88%, Series E	3,198,000	*(1)
114,400	ING Groep NV, 6.375%	2,937,792	**(1)(2)
	JPMorgan Chase & Company:
$3,331,000	3ML + 3.47%, 5.8089%(3), Series I	3,358,481	*(1)
$10,700,000	6.00% to 08/01/23 then 3ML + 3.30%, Series R	11,179,039	*(1)
$8,000,000	6.75% to 02/01/24 then 3ML + 3.78%, Series S	8,815,600	*(1)
283,700	KeyCorp, 6.125% to 12/15/26 then 3ML + 3.892%, Series E	7,953,530	*(1)
$14,022,000	Lloyds Banking Group PLC, 6.657% to 05/21/37 then 3ML + 1.27%, 144A****	14,460,188	**(1)(2)
$5,200,000	Lloyds TSB Bank PLC, 12.00% to 12/16/24 then 3ML + 11.756%, 144A****	6,328,691	(2)
$15,425,000	M&T Bank Corporation, 6.45% to 02/15/24 then 3ML + 3.61%, Series E	16,543,312	*(1)
$1,700,000	Macquarie Bank Ltd., 6.125% to 03/08/27 then SW5 + 3.703%, 144A****	1,561,875	**(2)
135,740	MB Financial, Inc., 6.00%, Series C	3,542,814	*(1)
	Morgan Stanley:
251,971	5.85% to 04/15/27 then 3ML + 3.491%, Series K	6,595,341	*(1)
674,994	6.875% to 01/15/24 then 3ML + 3.94%, Series F	19,004,456	*(1)
241,200	7.125% to 10/15/23 then 3ML + 4.32%, Series E	6,950,178	*(1)
549,300	New York Community Bancorp, Inc., 6.375% to 03/17/27 then 3ML + 3.821%, Series A	15,319,977	*(1)
35,000	People’s United Financial, 5.625% to 12/15/26 then 3ML + 4.02%, Series A	914,375	*
	PNC Financial Services Group, Inc.:
675,080	6.125% to 05/01/22 then 3ML + 4.067%, Series P	18,797,603	*(1)
$9,928,000	6.75% to 08/01/21 then 3ML + 3.678%, Series O	10,806,628	*(1)
$6,125,000	RaboBank Nederland, 11.00% to 06/30/19 then 3ML + 10.868%, 144A****	6,507,812	(1)(2)
627,170	Regions Financial Corporation, 6.375% to 09/15/24 then 3ML + 3.536%, Series B	17,149,901	*(1)
$4,825,000	Royal Bank of Scotland Group PLC: RBS Capital Trust II, 6.425% to 01/03/34 then 3ML + 1.9425%	5,705,562	**(1)(2)
	Societe Generale SA:
$300,000	6.75% to 04/06/28 then SW5 + 3.929%, 144A****	284,250	**(2)
$8,200,000	7.375% to 09/13/21 then SW5 + 6.238%, 144A****	8,589,500	**(1)(2)
$5,000,000	8.00% to 09/29/25 then ISDA5 + 5.873%, 144A****	5,343,750	**(1)(2)
4,000	Sovereign Bancorp: Sovereign REIT, 12.00%, Series A, 144A****	4,710,000
	Standard Chartered PLC:
$6,615,000	7.50% to 04/02/22 then SW5 + 6.301%, 144A****	6,846,525	**(1)(2)
$4,000,000	7.75% to 04/02/23 then SW5 + 5.723%, 144A****	4,155,000	**(1)(2)
26,174	State Street Corporation, 5.90% to 03/15/24 then 3ML + 3.108%, Series D	710,493	*(1)
23,596	Sterling Bancorp, 6.50%, Series A	628,489	*
40,895	US Bancorp, 6.50% to 01/15/22 then 3ML + 4.468%, Series F	1,154,261	*(1)
50,000	Valley National Bancorp, 6.25% to 06/30/25 then 3ML + 3.85%, Series A	1,335,000	*

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) August 31, 2018 (Unaudited)

Shares/$ Par	Value

Preferred Securities — (Continued)
Banking — (Continued)

	Wells Fargo & Company:
27,000	5.625%, Series Y	$687,822	*
759	7.50%, Series L	985,171	*
180,300	5.85% to 09/15/23 then 3ML + 3.09%, Series Q	4,668,868	*(1)
$13,025,000	3ML + 3.77%, 6.1106%(3), Series K	13,209,304	*(1)
$3,700,000	Westpac Banking Corporation, 5.00% to 09/21/27 then ISDA5 + 2.888%	3,323,750	**(1)(2)
	Zions Bancorporation:
10,000	6.30% to 03/15/23 then 3ML + 4.24%, Series G	271,960	*
$10,000,000	7.20% to 09/15/23 then 3ML + 4.44%, Series J	10,725,000	*(1)
		434,066,771
Financial Services — 1.0%
$1,440,000	AerCap Global Aviation Trust, 6.50% to 06/15/25 then 3ML + 4.30%, 06/15/45, 144A****	1,490,400	(1)(2)
$2,600,000	Credit Suisse Group AG, 7.50% to 07/17/23 then SW5 + 4.60%, 144A****	2,694,900	**(2)
$1,500,000	E*TRADE Financial Corporation, 5.30% to 03/15/23 then 3ML + 3.16%, Series B	1,495,500	*
$1,420,000	General Motors Financial Company, 5.75% to 09/30/27 then 3ML + 3.598%, Series A	1,385,387	*
		7,066,187
Insurance — 21.5%
373,578	Allstate Corporation, 6.625%, Series E	9,717,922	*(1)
	American International Group:
$280,000	AIG Life Holdings, Inc., 7.57% 12/01/45, 144A****	345,100
$497,000	AIG Life Holdings, Inc., 8.125% 03/15/46, 144A****	647,342
$350,000	8.175% to 05/15/38 then 3ML + 4.195%, 05/15/58	441,875
$680,000	Aon Corporation, 8.205% 01/01/27	834,700	(1)
	Arch Capital Group, Ltd.:
38,000	5.25%, Series E	921,394	**(2)
33,000	5.45%, Series F	818,070	**(2)
$6,550,000	AXA SA, 6.379% to 12/14/36 then 3ML + 2.256%, 144A****	7,008,500	**(1)(2)
307,263	Delphi Financial Group, 3ML + 3.19%, 5.5038%(3) 05/15/37	6,951,825	(1)
141,000	Enstar Group Ltd., 7.00% to 08/31/28 then 3ML + 4.015%, Series D	3,706,185	**(1)(2)
$754,000	Everest Reinsurance Holdings, 3ML + 2.385%, 4.6988%(3) 05/15/37	746,460	(1)
137,500	Hartford Financial Services Group, Inc., 7.875% to 04/15/22 then 3ML + 5.596%, 04/15/42	3,931,812	(1)
$20,983,000	Liberty Mutual Group, 7.80% 03/15/37, 144A****	24,812,397	(1)
	MetLife, Inc.:
$17,200,000	9.25% 04/08/38, 144A****	23,478,000	(1)
$3,759,000	10.75% 08/01/39	5,798,258	(1)

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) August 31, 2018 (Unaudited)

Shares/$ Par	Value

Preferred Securities — (Continued)
Insurance — (Continued)

	PartnerRe Ltd.:
77,450	5.875%, Series I	$1,947,868	**(1)(2)
37,556	6.50%, Series G	986,221	**(1)(2)
236,349	7.25%, Series H	6,618,954	**(1)(2)
	Prudential Financial, Inc.:
$2,727,000	5.625% to 06/15/23 then 3ML + 3.92%, 06/15/43	2,855,114	(1)
$5,848,000	5.875% to 09/15/22 then 3ML + 4.175%, 09/15/42	6,235,430	(1)
$13,160,000	QBE Insurance Group Ltd., 7.50% to 11/24/23 then SW10 + 6.03%, 11/24/43, 144A****	14,393,750	(1)(2)
56,900	RenaissanceRe Holdings Ltd., 5.75%, Series F	1,444,976	**(2)
$6,750,000	Unum Group: Provident Financing Trust I, 7.405% 03/15/38	7,428,375
	W.R. Berkley Corporation:
95,479	5.625% 04/30/53	2,372,376	(1)
211,928	5.75% 06/01/56	5,275,948	(1)
1,530	5.90% 03/01/56	38,342
	XL Group Limited:
$14,338,000	Catlin Insurance Company Ltd., 3ML + 2.975%, 5.3169%(3), 144A****	14,194,620	(1)(2)
$3,020,000	XL Capital Ltd., 3ML + 2.4575%, 4.7967%(3), Series E	2,975,002	(1)(2)
		156,926,816
Utilities — 3.7%
$2,100,000	CenterPoint Energy, Inc., 6.125% to 09/01/23 then 3ML + 3.27%, Series A	2,142,000	*
$2,545,000	Commonwealth Edison: COMED Financing III, 6.35% 03/15/33	2,700,016
404,000	Dominion Energy, Inc., 5.25% 07/30/76, Series A	9,960,620	(1)
15,782	DTE Energy Company, 5.375% 06/01/76, Series B	390,399	(1)
$6,830,000	Emera, Inc., 6.75% to 06/15/26 then 3ML + 5.44%, 06/15/76, Series 2016A	7,274,774	(1)(2)
121,452	Integrys Energy Group, Inc., 6.00% to 08/01/23 then 3ML + 3.22%, 08/01/73	3,148,643	(1)
$1,000,000	NiSource, Inc., 5.65% to 06/15/23 then T5Y + 2.843%, 144A****	1,013,750	*
15,000	Southern California Edison: SCE Trust V, 5.45% to 03/15/26 then 3ML + 3.79%, Series K	390,825	*(1)
		27,021,027
Energy — 7.6%
$9,780,000	DCP Midstream LLC, 5.85% to 05/21/23 then 3ML + 3.85%, 05/21/43, 144A****	9,046,500	(1)
	DCP Midstream LP:
$3,500,000	7.375% to 12/15/22 then 3ML + 5.148%, Series A	3,506,563	(1)
11,900	7.875% to 06/15/23 then 3ML + 4.919%, Series B	308,032
$3,500,000	Enbridge, Inc., 6.00% to 01/15/27 then 3ML + 3.89%, 01/15/77	3,421,250	(1)(2)
$19,804,000	Enbridge Energy Partners LP, 3ML + 3.7975%, 6.1349%(3) 10/01/37	19,913,547	(1)

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) August 31, 2018 (Unaudited)

Shares/$ Par	Value

Preferred Securities — (Continued)
Energy — (Continued)

	Energy Transfer Partners LP:
351,126	7.375% to 05/15/23 then 3ML + 4.53%, Series C	$9,010,911	(1)
4,800	7.625% to 08/15/23 then 3ML + 4.738%, Series D	126,000
$2,700,000	Enterprise Products Operating L.P., 5.25% to 08/16/27 then 3ML + 3.033%, 08/16/77, Series E	2,558,250
94,595	Kinder Morgan, Inc., 9.75% 10/26/18, Series A	3,142,976	*
105,773	NuStar Logistics LP, 3ML + 6.734%, 9.0732%(3) 01/15/43	2,744,280
$1,500,000	Transcanada Pipelines, Ltd., 5.875% to 08/15/26 then 3ML + 4.64%, 08/15/76, Series 2016-A	1,533,750	(1)(2)
		55,312,059
Real Estate Investment Trust (REIT) — 0.0%
10,685	Annaly Capital Management, Inc., 6.95% to 09/30/22 then 3ML + 4.993%, Series F	274,070
		274,070
Miscellaneous Industries — 2.1%
$1,400,000	BHP Billiton Limited: BHP Billiton Finance U.S.A., Ltd., 6.75% to 10/19/25 then SW5 + 5.093%, 10/19/75, 144A****	1,540,000	(1)(2)
	Land O’ Lakes, Inc.:
$725,000	7.25%, Series B, 144A****	784,813	*
$11,700,000	8.00%, Series A, 144A****	12,870,000	*(1)
		15,194,813
	Total Preferred Securities (Cost $668,824,504)	695,861,743

Corporate Debt Securities§ — 2.4%
Banking — 1.9%
451,000	Texas Capital Bancshares Inc., 6.50% 09/21/42, Sub Notes	11,615,505	(1)
89,000	Zions Bancorporation, 6.95% to 09/15/23 then 3ML + 3.89%, 09/15/28, Sub Notes	2,633,065	(1)
		14,248,570
Communication — 0.5%
	Qwest Corporation:
54,050	6.50% 09/01/56	1,273,688
82,550	6.75% 06/15/57	2,018,760
1,298	7.00% 04/01/52	32,976
		3,325,424
	Total Corporate Debt Securities (Cost $16,691,278)	17,573,994

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) August 31, 2018 (Unaudited)

Shares/$ Par	Value

Money Market Fund — 1.1%

7,858,416	BlackRock Liquidity Funds: T-Fund, Institutional Class	$7,858,416
	Total Money Market Fund (Cost $7,858,416)	7,858,416

Total Investments (Cost $693,374,198***)	99.0%	721,294,153

Other Assets And Liabilities (Net)	1.0%	7,366,424

Total Managed Assets	100.0%‡	$728,660,577

Loan Principal Balance		(252,200,000)

Total Net Assets Available To Common Stock		$476,460,577

§Date shown is maturity date unless referencing the end of the fixed-rate period of a fixed-to-floating rate security.

*Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.

**Securities distributing Qualified Dividend Income only.

***Aggregate cost of securities held.

****Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At August 31, 2018, these securities amounted to $220,740,776 or 29.6% of total managed assets.

(1)All or a portion of this security is pledged as collateral for the Fund’s loan. The total value of such securities was $444,248,905 at August 31, 2018.

(2)Foreign Issuer.

(3)Represents the rate in effect as of the reporting date.

‡The percentage shown for each investment category is the total value of that category as a percentage of total managed assets.

ABBREVIATIONS:

3ML — 3-Month ICE LIBOR USD A/360

ISDA5 — 5-year USD ICE Swap Semiannual 30/360

SW5 — 5-year USD Swap Semiannual 30/360

SW10 — 10-year USD Swap Semiannual 30/360

T5Y — Federal Reserve H.15 5-Yr Constant Maturity Treasury Semiannual yield

T10Y — Federal Reserve H.15 10-Yr Constant Maturity Treasury Semiannual yield

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

STATEMENT OF CHANGES IN NET ASSETS AVAILABLE TO COMMON STOCK(1)

For the period from December 1, 2017 through August 31, 2018 (Unaudited)

Value
OPERATIONS:
Net investment income	$23,610,814
Net realized gain/(loss) on investments sold during the period	887,384
Change in net unrealized appreciation/(depreciation) of investments	(26,048,306)
Net decrease in net assets resulting from operations	(1,550,108)
DISTRIBUTIONS:
Dividends paid from net investment income to Common Stock Shareholders(2)	(25,791,312)

Total Distributions to Common Stock Shareholders	(25,791,312)

FUND SHARE TRANSACTIONS:
Increase from shares issued under the Dividend Reinvestment and Cash Purchase Plan	44,465
Net increase in net assets available to Common Stock resulting from Fund share transactions	44,465

NET DECREASE IN NET ASSETS AVAILABLE TO COMMON STOCK FOR THE period	$(27,296,955)

NET ASSETS AVAILABLE TO COMMON STOCK:
Beginning of period	$503,757,532
Net decrease in net assets during the period	(27,296,955)
End of period	$476,460,577

(1)These tables summarize the nine months ended August 31, 2018 and should be read in conjunction with the Fund’s audited financial statements, including notes to financial statements, in its Annual Report dated November 30, 2017.

(2)May include income earned, but not paid out, in prior fiscal year.

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

Financial Highlights(1)

For the period December 1, 2017 through August 31, 2018 (Unaudited)
For a Common Stock share outstanding throughout the period

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$26.29
INVESTMENT OPERATIONS:
Net investment income	1.24
Net realized and unrealized gain/(loss) on investments	(1.31)
Total from investment operations	(0.07)
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
From net investment income	(1.35)
Total distributions to Common Stock Shareholders	(1.35)
Net asset value, end of period	$24.87
Market value, end of period	$24.41
Common Stock shares outstanding, end of period	19,161,549
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
Net investment income†	6.47	%*
Operating expenses including interest expense	2.41	%*
Operating expenses excluding interest expense	1.05	%*

SUPPLEMENTAL DATA:††
Portfolio turnover rate	8	%**
Total managed assets, end of period (in 000’s)	$728,661
Ratio of operating expenses including interest expense to average total managed assets	1.59	%*
Ratio of operating expenses excluding interest expense to average total managed assets	0.69	%*

(1)These tables summarize the nine months ended August 31, 2018 and should be read in conjunction with the Fund’s audited financial statements, including notes to the financial statements, in its Annual Report dated November 30, 2017.

*Annualized.

**Not annualized.

†The net investment income ratio reflects income net of operating expenses, including interest expense.

††Information presented under heading Supplemental Data includes loan principal balance.

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated Financial Highlights (Continued) Per Share of Common Stock (Unaudited)

	Total Dividends Paid	Net Asset Value	NYSE Closing Price	Dividend Reinvestment Price(1)
December 29, 2017	$0.1550	$26.27	$26.67	$26.27
January 31, 2018	0.1550	26.01	24.31	24.55
February 28, 2018	0.1480	25.67	24.56	24.60
March 29, 2018	0.1480	25.33	24.17	24.09
April 30, 2018	0.1480	24.97	23.75	23.73
May 31, 2018	0.1480	24.69	22.93	22.99
June 29, 2018	0.1480	24.60	23.46	23.58
July 31, 2018	0.1480	24.75	24.05	24.14
August 31, 2018	0.1480	24.87	24.41	24.38

(1)Whenever the net asset value per share of the Fund’s Common Stock is less than or equal to the market price per share on the reinvestment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated Notes to Financial Statements (Unaudited)

1.Aggregate Information for Federal Income Tax Purposes

At August 31, 2018, the aggregate cost of securities for federal income tax purposes was $701,773,454, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $34,188,262 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $14,667,563.

2.Additional Accounting Standards

Fair Value Measurements: The Fund has analyzed all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

●Level 1 – quoted prices in active markets for identical securities

●Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at market value at the end of the period.

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated Notes to Financial Statements (Unaudited) (Continued)

A summary of the inputs used to value the Fund’s investments as of August 31, 2018 is as follows:

	Total Value at August 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Preferred Securities
Banking	$434,066,771	$363,863,675	$70,203,096	$—
Financial Services	7,066,187	5,575,787	1,490,400	—
Insurance	156,926,816	93,758,367	63,168,449	—
Utilities	27,021,027	21,172,368	5,848,659	—
Energy	55,312,059	26,352,012	28,960,047	—
Real Estate Investment Trust (REIT)	274,070	274,070	—	—
Miscellaneous Industries	15,194,813	1,540,000	13,654,813	—
Corporate Debt Securities
Banking	14,248,570	14,248,570	—	—
Communication	3,325,424	3,325,424	—	—
Money Market Fund	7,858,416	7,858,416	—	—
Total Investments	$721,294,153	$537,968,689	$183,325,464	$—

During the reporting period, securities with an aggregate market value of $14,194,620 were transferred into Level 1 from Level 2. The securities were transferred due to an increase in the quantity and quality of the information related to trading activity or broker quotes for these securities. During the period, securities with an aggregate market value of $18,235,683 were transferred into Level 2 from Level 1. The securities were transferred due to a decrease in the quantity and quality of the information related to trading activity or broker quotes for these securities. During the reporting period, there were no transfers into or out of Level 3.

The fair values of the Fund’s investments are generally based on market information and quotes received from brokers or independent pricing services that are approved by the Board of Directors and are unaffiliated with the Adviser. To assess the continuing appropriateness of security valuations, management, in consultation with the Adviser, regularly compares current prices to prior prices, prices across comparable securities, actual sale prices for securities in the Fund’s portfolio, and market information obtained by the Adviser as a function of being an active market participant.

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated Notes to Financial Statements (Unaudited) (Continued)

Securities with quotes that are based on actual trades or actionable bids and offers with a sufficient level of activity on or near the measurement date are classified as Level 1. Securities that are priced using quotes derived from implied values, indicative bids and offers, or a limited number of actual trades—or the same information for securities that are similar in many respects to those being valued—are classified as Level 2. If market information is not available for securities being valued, or materially-comparable securities, then those securities are classified as Level 3. In considering market information, management evaluates changes in liquidity, willingness of a broker to execute at the quoted price, the depth and consistency of prices from pricing services, and the existence of observable trades in the market.

Directors

R. Eric Chadwick, CFA
Chairman of the Board

Morgan Gust

David Gale

Karen H. Hogan

Officers

R. Eric Chadwick, CFA
Chief Executive Officer and
President

Chad C. Conwell
Chief Compliance Officer,
Vice President and Secretary

Bradford S. Stone
Chief Financial Officer,
Vice President and Treasurer

Roger W. Ko
Assistant Treasurer

Laurie C. Lodolo
Assistant Compliance Officer,
Assistant Treasurer and
Assistant Secretary

Linda M. Puchalski
Assistant Treasurer

Investment Adviser

Flaherty & Crumrine Incorporated
e-mail: flaherty@pfdincome.com

Servicing Agent

Destra Capital Investments LLC
1-877-855-3434

Questions concerning your shares of Flaherty & Crumrine Dynamic Preferred and Income Fund?

•If your shares are held in a Brokerage Account, contact your Broker.

•If you have physical possession of your shares in certificate form, contact the Fund’s Transfer Agent —

BNY Mellon c/o Computershare
P.O. Box 30170
College Station, TX 77842-3170
1-866-351-7446

This report is sent to shareholders of Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Quarterly
Report

August 31, 2018

www.preferredincome.com

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

By (Signature and Title)*	/s/ R. Eric Chadwick
R. Eric Chadwick, Chief Executive Officer and President
(Principal Executive Officer)

Date	10/23/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Eric Chadwick
R. Eric Chadwick, Chief Executive Officer and President
(Principal Executive Officer)

Date	10/23/2018

By (Signature and Title)*	/s/ Bradford S. Stone
Bradford S. Stone, Chief Financial Officer, Treasurer and Vice President
(Principal Financial Officer)

Date	10/23/2018

* Print the name and title of each signing officer under his or her signature.